UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  372 Washington Street
	  Wellesley, MA 02481

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Wellesley, Massachusetts	August 13, 2010

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	66

Form 13F Information Table Value Total:  	$206,661,000

Bainco International Investors
June 30, 2010

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM Technology Corp.         COM              00766t100     4314   187070 SH       SOLE                   187070
AT&T Inc                       COM              00206R102     2862   118307 SH       SOLE                   118307
Agnico-Eagle Mines LTD         COM              008474108     3010    49525 SH       SOLE                    49525
Apple Inc                      COM              037833100     4644    18462 SH       SOLE                    18462
Baker Hughes                   COM              057224107     4232   101800 SH       SOLE                   101800
Baxter International Inc       COM              071813109     5230   128700 SH       SOLE                   128700
Blackrock Inc.                 COM              09247X101     2462    17170 SH       SOLE                    17170
Bristol Myers Co               COM              110122108     4247   170300 SH       SOLE                   170300
CACI International Inc.        COM              127190304      807    19000 SH       SOLE                    19000
Capstone Turbine               COM              14067d102       11    11000 SH       SOLE                    11000
Charles Schwab Corp            COM              808513105     2002   141150 SH       SOLE                   141150
Chevron Texaco Corp.           COM              166764100      292     4300 SH       SOLE                     4300
Cisco Systems Inc              COM              17275R102     4568   214363 SH       SOLE                   214363
Citigroup Inc                  COM              172967101      215    57161 SH       SOLE                    57161
Consumer Discretionary Sector  COM              81369y407      205     7025 SH       SOLE                     7025
Covidien Plc                   COM              g2554f105     4450   110742 SH       SOLE                   110742
Darden Restaurants Inc.        COM              237194105     5633   145000 SH       SOLE                   145000
Elan Corporation               COM              284131208      124    27450 SH       SOLE                    27450
Exxon Mobil Corp               COM              30231g102      643    11273 SH       SOLE                    11273
Financial Select Sector SPDR   COM              81369y605     2928   212025 SH       SOLE                   212025
General Electric               COM              369604103      288    20005 SH       SOLE                    20005
Hess Corp                      COM              42809H107     2314    45975 SH       SOLE                    45975
Honeywell International Inc.   COM              438516106     2894    74150 SH       SOLE                    74150
IBM                            COM              459200101     3072    24875 SH       SOLE                    24875
Intel Corporation              COM              458140100      515    26484 SH       SOLE                    26484
JP Morgan Chase                COM              46625h100     4085   111572 SH       SOLE                   111572
Johnson & Johnson              COM              478160104    22031   373030 SH       SOLE                   373030
Juniper Networks Inc           COM              48203r104      741    32450 SH       SOLE                    32450
Kohl's Corporation             COM              500255104     4767   100360 SH       SOLE                   100360
Kulicke & Soffa Industries     COM              501242101      101    14400 SH       SOLE                    14400
Lowes Companies                COM              548661107     2921   143050 SH       SOLE                   143050
Market Vectors Gold Miners ETF COM              57060u100     3186    61315 SH       SOLE                    61315
Market Vectors JR Gold Miners  COM              57060u589      355    13025 SH       SOLE                    13025
Maxim Integrated Prods.        COM              57772K101      930    55560 SH       SOLE                    55560
Merck                          COM              58933y105      249     7109 SH       SOLE                     7109
Microsoft Corp                 COM              594918104     6672   289945 SH       SOLE                   289945
Mobilepro Corp.                COM              60742e205        0   300000 SH       SOLE                   300000
Morgan Stanley Chinese Renminb COM              61747w257      320     8000 SH       SOLE                     8000
Nortel Networks Corp           COM              656568508        1    24000 SH       SOLE                    24000
Northern Trust Corp            COM              665859104     4775   102250 SH       SOLE                   102250
Occidental Petroleum Corp      COM              674599105     3987    51682 SH       SOLE                    51682
Office Depot                   COM              676220106       67    16500 SH       SOLE                    16500
Oracle Corporation             COM              68389X105     3815   177775 SH       SOLE                   177775
Orthometrix Inc.               COM              68750M100        0   127265 SH       SOLE                   127265
Pfizer Inc                     COM              717081103     3604   252725 SH       SOLE                   252725
Philip Morris International    COM              718172109     3201    69825 SH       SOLE                    69825
Procter & Gamble Co            COM              742718109     5572    92900 SH       SOLE                    92900
Qualcomm                       COM              747525103     3289   100162 SH       SOLE                   100162
Raytheon Co                    COM              755111507     5543   114550 SH       SOLE                   114550
S&P 500 Depository Receipt (Sp COM              78462F103     1483    14367 SH       SOLE                    14367
StatoilHydro ASA-Sponsored ADR COM              85771p102     3302   172450 SH       SOLE                   172450
Supertex Inc                   COM              868532102      308    12500 SH       SOLE                    12500
TJX Companies Inc              COM              872540109     3730    88905 SH       SOLE                    88905
Total Fina SA Sponsored ADR    COM              89151E109     3533    79150 SH       SOLE                    79150
Tyler Technologies Inc.        COM              902252105    20151  1298381 SH       SOLE                  1298381
Union Pacific Corp             COM              907818108     6842    98425 SH       SOLE                    98425
Vanguard Emerging Markets Stoc COM              922042858      282     7415 SH       SOLE                     7415
Vanguard FTSE All-World Ex-US  COM              922042775     5933   154576 SH       SOLE                   154576
Vanguard Pacific Stock ETF     COM              922042866      556    11700 SH       SOLE                    11700
Vanguard Total Stock Mkt ETF   COM              922908769      542    10320 SH       SOLE                    10320
Visa, Inc                      COM              92826c839     5648    79832 SH       SOLE                    79832
Wal-Mart Stores                COM              931142103     4432    92190 SH       SOLE                    92190
Windstream Corp                COM              97381w104     4660   441275 SH       SOLE                   441275
iShares Dow Jones US Total Mar COM              464287846      233     4530 SH       SOLE                     4530
iShares MSCI Emerging Markets  COM              464287234     2725    73029 SH       SOLE                    73029
iShares MSCI Taiwan Index Fund COM              464286731      129    11500 SH       SOLE                    11500